Summary of Changes in the Fair Value of the Warrants Liability (Details) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Public Warrants Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at December 31, 2023	$ 4,600	$ 4,600	$ 2,300	$ 575,000
Change in fair value	(3,933)		2,300	(572,700)
Balance at December 31, 2024	667	4,600	4,600	2,300
Gem Warrants Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Change in fair value, Beginning balance	3,000	11,000	15,000	641,000
Change in fair value	(1,000)	(8,000)	(4,000)	(626,000)
Change in fair value, Ending balance	$ 2,000	$ 3,000	$ 11,000	$ 15,000